Income Taxes (The Tax Effects of Temporary Differences that Give Rise to Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Allowance for loan losses	$ 10,783	$ 8,838
Deferred loan fees		33
Capitalized leases	697	802
Charitable deduction carryforward	1,340	2,153
Deferred compensation	2,399	2,135
Accrued salaries	718	525
Postretirement benefits	511	498
Equity awards	1,759	1,351
Unrealized actuarial losses on post retirement benefits	201	197
Straight-line leases adjustment	852	704
Asset retirement obligation	102	99
Reserve for accrued interest receivable	1,671	1,304
Reserve for loan commitments	135	154
New Jersey NOL		22
Employee Stock Ownership Plan	132
Other	543	255
Total gross deferred tax assets	21,843	19,070
Deferred tax liabilities:
Depreciation	145	213
Unrealized gains on securities - AFS	11,835	7,468
Mortgage servicing rights	24	49
Employee Stock Ownership Plan		78
Step up to fair market value of acquired loans	62	95
Step up to fair market value of acquired investment		1
Bargain purchase gain	2,297
Deferred loan fees	179
Other		12
Total gross deferred tax liabilities	14,542	7,916
Valuation allowance	1,038	1,038
Net deferred tax asset	$ 6,263	$ 10,116